Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Shinhan Financial Group Co., Ltd.
Entity Central Index Key	0001263043
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	477,157,399
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-31798
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	20, Sejong-daero 9-gil, Jung-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	04513
Entity Address, Country	KR
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG Samjong Accounting Corp.
Auditor Firm ID	1357
Auditor Location	Republic of Korea
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Sejong-daero 9-gil, Jung-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	04513
Entity Address, Country	KR
Contact Personnel Name	Park Cheolwoo
Contact Personnel Email Address	cheol.park@shinhan.com
Contact Personnel Fax Number	822 6360 3098
City Area Code	822
Local Phone Number	6360 3129
ADS [Member]
Document Information [Line Items]
Trading Symbol	SHG
Security 12b Title	American depositary shares
Security Exchange Name	NYSE
Common stocks [Member]
Document Information [Line Items]
Trading Symbol	SHG
Security 12b Title	Common stock, par value Won 5,000 per share
Security Exchange Name	NYSE